Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
11. Fair Value Measurements

Financial instruments measured at fair value on a recurring basis include warrants to convertible preferred shares.

The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis:

	December 31, 2021
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$1,274	$-	$-	$1,274
Government debentures	-	1,908	-	1,908
Corporate debentures	-	15,282	-	15,282
Total financials assets	$1,275	$17,190	$-	$18,464

	December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$1,200	$-	$-	$1,200
Government debentures	-	1,359	-	1,359
Corporate debentures	-	14,312	-	14,312
Total financials assets	$1,200	$15,671	$-	$16,871

Liabilities
Warrant to convertible preferred shares			5,738	5,738

Total financials liabilities	$-	$-	$5,738	$-